Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating costs	$ 1,190,500	$ 1,113,042	$ 2,407,767	$ 2,787,640	$ 2,045,733	$ 2,886,686	$ 233,253	$ 8,009,751
Loss from operations	(1,190,500)	(1,113,042)	(2,407,767)	(2,787,640)	(2,045,733)	(2,886,686)	(233,253)	(8,009,751)
Other income
Interest income - bank	1	1	16	21	3	34	17	56
Interest earned on cash held in Trust Account	404,601	1,054,190	1,058,906	23,624	801,041	1,375,701	4,006	3,383,887
Other income	404,602	1,054,191	1,058,922	23,645	801,044	1,375,735	4,023	3,383,943
Net loss	$ (785,898)	$ (58,851)	$ (1,348,845)	$ (2,763,995)	$ (1,244,689)	$ (1,510,951)	$ (229,230)	$ (4,625,808)
Redeemable Class A Ordinary Shares
Other income
Weighted average shares outstanding (in Shares)	2,784,315	7,905,891	23,000,000	23,000,000	2,916,598	23,000,000	5,102,113	23,000,000
Basic net loss per share (in Dollars per share)	$ (0.07)	$ 0	$ (0.04)	$ (0.09)	$ (0.1)	$ (0.05)	$ (0.02)	$ (0.14)
Non-Redeemable Class A and Class B Ordinary Shares
Other income
Weighted average shares outstanding (in Shares)	9,110,000	9,110,000	9,110,000	9,110,000	9,110,000	9,110,000	8,285,141	9,110,000
Basic net loss per share (in Dollars per share)	$ (0.07)	$ 0	$ (0.04)	$ (0.09)	$ (0.1)	$ (0.05)	$ (0.02)	$ (0.14)